LVIP MFS Value Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.47%
Aerospace & Defense–7.41%
†Boeing Co.	251,192	$42,840,796
General Dynamics Corp.	143,933	39,233,257
Northrop Grumman Corp.	50,306	25,757,175
RTX Corp.	358,854	47,533,801
		155,365,029
Banks–7.87%
Citigroup, Inc.	432,748	30,720,781
JPMorgan Chase & Co.	349,865	85,821,884
PNC Financial Services Group, Inc.	196,018	34,454,084
Wells Fargo & Co.	194,887	13,990,938
		164,987,687
Beverages–2.03%
Diageo PLC	660,897	17,270,973
PepsiCo, Inc.	169,001	25,340,010
		42,610,983
Biotechnology–1.58%
AbbVie, Inc.	158,395	33,186,920
		33,186,920
Building Products–0.25%
Trane Technologies PLC	15,861	5,343,888
		5,343,888
Capital Markets–6.52%
Blackrock, Inc.	26,467	25,050,486
KKR & Co., Inc.	257,107	29,724,140
LPL Financial Holdings, Inc.	9,591	3,137,600
Morgan Stanley	367,908	42,923,827
Nasdaq, Inc.	473,179	35,895,359
		136,731,412
Chemicals–1.71%
Corteva, Inc.	193,078	12,150,398
DuPont de Nemours, Inc.	190,563	14,231,245
Sherwin-Williams Co.	26,956	9,412,766
		35,794,409
Construction Materials–0.41%
CRH PLC	96,818	8,517,080
		8,517,080
Consumer Finance–2.13%
American Express Co.	166,051	44,676,022
		44,676,022
Consumer Staples Distribution & Retail–0.78%
Target Corp.	157,189	16,404,244
		16,404,244
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–7.64%
American Electric Power Co., Inc.	92,707	$10,130,094
Duke Energy Corp.	367,132	44,779,090
Exelon Corp.	358,621	16,525,256
PG&E Corp.	1,641,174	28,195,369
Southern Co.	435,999	40,090,108
Xcel Energy, Inc.	289,280	20,478,131
		160,198,048
Electrical Equipment–0.89%
Eaton Corp. PLC	68,474	18,613,287
		18,613,287
Electronic Equipment, Instruments & Components–0.18%
CDW Corp.	23,119	3,705,051
		3,705,051
Food Products–2.49%
Mondelez International, Inc. Class A	347,711	23,592,192
Nestle SA	282,758	28,574,561
		52,166,753
Ground Transportation–2.23%
Canadian National Railway Co.	87,453	8,523,169
Union Pacific Corp.	162,271	38,334,901
		46,858,070
Health Care Equipment & Supplies–1.70%
Abbott Laboratories	238,450	31,630,392
Medtronic PLC	44,803	4,025,998
		35,656,390
Health Care Providers & Services–7.89%
Cigna Group	213,218	70,148,722
Elevance Health, Inc.	64,265	27,952,704
McKesson Corp.	100,143	67,395,238
		165,496,664
Hotels, Restaurants & Leisure–1.21%
Marriott International, Inc. Class A	106,651	25,404,268
		25,404,268
Household Products–1.36%
Kimberly-Clark Corp.	108,205	15,388,915
Reckitt Benckiser Group PLC	192,781	13,035,936
		28,424,851
Industrial Conglomerates–1.59%
Honeywell International, Inc.	157,239	33,295,358
		33,295,358
LVIP MFS Value Fund–1

LVIP MFS Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–1.56%
Prologis, Inc.	292,348	$32,681,583
		32,681,583
Insurance–13.00%
Aon PLC Class A	111,714	44,583,940
Chubb Ltd.	128,973	38,948,556
Marsh & McLennan Cos., Inc.	223,351	54,504,345
Progressive Corp.	337,056	95,390,219
Travelers Cos., Inc.	148,114	39,170,228
		272,597,288
IT Services–1.68%
Accenture PLC Class A	113,000	35,260,520
		35,260,520
Machinery–2.46%
Illinois Tool Works, Inc.	80,623	19,995,310
Otis Worldwide Corp.	68,754	7,095,413
PACCAR, Inc.	251,070	24,446,686
		51,537,409
Multi-Utilities–1.71%
Dominion Energy, Inc.	639,032	35,830,524
		35,830,524
Oil, Gas & Consumable Fuels–6.70%
Chevron Corp.	192,542	32,210,351
ConocoPhillips	432,678	45,439,844
EOG Resources, Inc.	136,635	17,522,072
Exxon Mobil Corp.	380,441	45,245,848
		140,418,115
Personal Care Products–1.12%
Kenvue, Inc.	979,950	23,499,201
		23,499,201
Pharmaceuticals–4.52%
Johnson & Johnson	285,071	47,276,175
Merck & Co., Inc.	200,764	18,020,577
Pfizer, Inc.	1,162,075	29,446,980
		94,743,732
Professional Services–0.98%
Equifax, Inc.	84,624	20,611,021
		20,611,021
Semiconductors & Semiconductor Equipment–5.26%
Analog Devices, Inc.	180,419	36,385,100
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	33,106	$22,505,459
NXP Semiconductors NV	117,356	22,304,681
Texas Instruments, Inc.	162,490	29,199,453
		110,394,693
Specialized REITs–0.32%
Public Storage	22,679	6,787,598
		6,787,598
Specialty Retail–1.93%
Lowe's Cos., Inc.	173,210	40,397,768
		40,397,768
Trading Companies & Distributors–0.36%
WW Grainger, Inc.	7,689	7,595,425
		7,595,425
Total Common Stock (Cost $1,163,109,519)		2,085,791,291

MONEY MARKET FUND–0.23%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	4,792,351	4,792,351
Total Money Market Fund (Cost $4,792,351)		4,792,351

	Principal Amount°
SHORT-TERM INVESTMENTS–0.45%
AGENCY OBLIGATIONS–0.45%
≠Federal Home Loan Bank Discount Notes 4.09% 4/1/25	3,643,000	3,643,000
≠Federal Home Loan Mortgage Corp. Discount Notes 4.10% 4/1/25	1,367,000	1,367,000
≠Federal National Mortgage Association Discount Notes 4.09% 4/1/25	4,509,000	4,509,000
		9,519,000
Total Short-Term Investments (Cost $9,519,000)		9,519,000

TOTAL INVESTMENTS–100.15% (Cost $1,177,420,870)	2,100,102,642
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(3,206,386)
NET ASSETS APPLICABLE TO 38,328,852 SHARES OUTSTANDING–100.00%	$2,096,896,256

LVIP MFS Value Fund–2

LVIP MFS Value Fund
Schedule of Investments (continued)

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP MFS Value Fund–3